Parent Company Information	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent Company Information
46. Parent Company Information
The following tables present the Parent Company Only financial information:
Condensed Statements of Financial Position

(In millions of Korean won)	December 31, 2023		December 31, 2024
Assets
Cash and due from financial institutions	￦	256,337	￦	398,391
Financial assets at fair value through profit or loss		1,376,423		1,243,471
Loans at amortized cost		608,286		359,054
Investments in subsidiaries *
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		11,896,096		12,046,096
Other assets		570,035		938,090

Total assets	￦	29,528,898	￦	29,806,823

Liabilities and shareholders’ equity
Borrowings	￦	100,000	￦	965,000
Debentures		3,871,820		2,962,032
Other liabilities		515,003		891,233
Shareholders’ equity		25,042,075		24,988,558

Total liabilities and shareholders’ equity	￦	29,528,898	￦	29,806,823

*	Investments in subsidiaries were accounted at cost method in accordance with IAS No.27.

Condensed Statements of Comprehensive Income

(In millions of Korean won)	2022		2023		2024
Income
Dividends from subsidiaries	￦	1,871,223	￦	2,192,380	￦	2,243,250
Interest from subsidiaries		17,310		31,257		33,822
Other income		52,777		120,699		101,594

Total income		1,941,310		2,344,336		2,378,666

Expense
Interest expense		112,353		99,980		101,073
Non-interest expense		159,708		107,355		106,938

Total expense		272,061		207,335		208,011

Profit before income tax expense		1,669,249		2,137,001		2,170,655

Income tax benefit		15,263		(15,757)		(58)

Profit for the year		1,684,512		2,121,244		2,170,597

Other comprehensive gain(loss) for the year, net of tax		2,483		(962)		(1,507)

Total comprehensive income for the year	￦	1,686,995	￦	2,120,282	￦	2,169,090

Condensed Statements of Cash Flows

(In millions of Korean won)	2022		2023		2024
Operating activities
Net income	￦	1,684,512	￦	2,121,244	￦	2,170,597
Reconciliation of net income to net cash provided by operating activities:
Other operating activities, net		7,807		(66,265)		36,135

Net cash inflow from operating activities		1,692,319		2,054,979		2,206,732

Investing activities
Net payments from (to) subsidiaries		—		27,539		(150,000)
Other investing activities, net		(1,409,500)		103,294		414,742

Net cash outflow from investing activities		(1,409,500)		130,833		264,742

Financing activities
Net increase (decrease) in borrowings		—		100,000		865,000
Increases in debentures		498,898		—		398,945
Repayments of debentures and lease liabilities		(1,100,584)		(1,090,617)		(1,075,644)
Issuance of hybrid securities		1,596,000		598,537		399,045
Redemption of hybrid securities		—		—		(350,000)
Cash dividends paid		(1,564,153)		(1,336,815)		(1,686,776)
Acquisition of treasury shares		—		(571,745)		(820,000)
Other financing activities		—		109		10

Net cash inflow (outflow) from financing activities		(569,839)		(2,300,531)		(2,269,420)

Net increase (decrease) in cash and cash equivalents		(287,020)		(114,719)		202,054
Cash and cash equivalents as of January 1		518,073		231,053		116,334

Cash and cash equivalents as of December 31	￦	231,053	￦	116,334	￦	318,388